Long-term debt - Revolving Credit Facilities (Details)				2 Months Ended	11 Months Ended	12 Months Ended
	Jul. 07, 2017 USD ($)	Jun. 01, 2017 USD ($) payment	Feb. 13, 2017	Mar. 14, 2018 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2017 EUR (€) payment	Dec. 31, 2017 USD ($) payment	Dec. 31, 2016 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 30, 2017 USD ($)	May 08, 2017 USD ($)	May 07, 2017 USD ($)	May 20, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal								$ 486,780,000		$ 702,181,000
Interest expense, capitalized to mining interests							$ 20,052,000	10,675,000
Debt service reserve account								5,235,000		12,918,000
Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 500,000,000									500,000,000		$ 425,000,000	$ 350,000,000	$ 350,000,000
Accordion feature higher borrowing capacity	600,000,000													$ 450,000,000
Additional borrowing capacity	$ 75,000,000
Borrowings maturity term	4 years
Principal								196,953,000		344,149,000
Undrawn borrowing facilities										150,000,000
Repayments of lines of credit							$ 0	125,000,000
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €						€ 71,400,000.0
Borrowings maturity term			30 months			5 years	5 years
Principal								0		50,569,000
Undrawn borrowing facilities						€ 22,000,000				26,400,000
Repayment of credit facility							$ 6,648,000	0
Equipment loan facility, drawdowns net of transaction costs (Note 10)						€ 49,400,000	54,400,000
Proceeds from borrowings net of transaction costs							$ 54,025,000	0
Mandatory reserve deposit payment coverage period						6 months	6 months
Debt service reserve account						€ 6,200,000				$ 7,500,000
Number of quarterly installment payments | payment						20	20
Commitment fee initial payment period						24 months	24 months
Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Additional borrowing capacity											$ 6,200,000
Unused capacity commitment fee						1.20%				1.20%
Principal								24,134,000		$ 20,750,000
Interest expense, capitalized to mining interests							$ 1,700,000
Repayment of credit facility							9,697,000	8,360,000
Equipment loan facility, drawdowns net of transaction costs (Note 10)							6,200,000
Proceeds from borrowings net of transaction costs							$ 6,085,000	11,043,000
Mandatory reserve deposit payment coverage period						6 months	6 months
Debt service reserve account								5,200,000		5,400,000
Number of quarterly installment payments | payment						20	20
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		$ 17,800,000
Unused capacity commitment fee		1.15%
Borrowings maturity term		5 years
Principal								0		7,719,000
Undrawn borrowing facilities										$ 9,100,000
Repayment of credit facility							$ 437,000	0
Equipment loan facility, drawdowns net of transaction costs (Note 10)							8,700,000
Proceeds from borrowings net of transaction costs							8,114,000	0
Number of quarterly installment payments | payment		20
Bottom of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee	0.50%
Bottom of range | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal | €						€ 5,000,000
Bottom of range | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal		$ 500,000
Top of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee	0.925%
London Interbank Offered Rate LIBOR | Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						3.85%				3.85%
London Interbank Offered Rate LIBOR | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		3.85%
London Interbank Offered Rate LIBOR | Bottom of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.25%
London Interbank Offered Rate LIBOR | Top of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.25%
EURIBOR | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						5.10%				5.10%
Entering into significant commitments or contingent liabilities | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				$ 200,000,000
Repayments of lines of credit				$ 50,000,000
Entering into significant commitments or contingent liabilities | Top of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Portion of convertible notes outstanding									$ 100,000,000
Entering into significant commitments or contingent liabilities | London Interbank Offered Rate LIBOR | Bottom of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.50%
Entering into significant commitments or contingent liabilities | London Interbank Offered Rate LIBOR | Top of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									4.00%
Fekola
Disclosure of detailed information about borrowings [line items]
Interest expense, capitalized to mining interests					$ 20,100,000			10,700,000
Fekola | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Interest expense, capitalized to mining interests							$ 7,900,000	3,500,000
Tranche 1 | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee						1.15%				1.15%
Tranche 2 | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Additional commitment fee percentage						0.50%				0.50%
Tranche 3 | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Additional commitment fee percentage						0.4167%				0.4167%
Principal | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal								$ 200,000,000		$ 350,000,000
Principal | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal										52,504,000
Principal | Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal										21,246,000
Principal | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal										$ 8,307,000